K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

November 19, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	1290 Funds – Post-Effective Amendment No. 7 to the Registration Statement on

Form N-1A (File Nos. 333-195390 and 811-22959)

Ladies and Gentlemen:

On behalf of 1290 Funds (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”). This transmission includes a conformed signature page for the Trust, the manually signed original of which is maintained at the office of the Trust.

The primary purpose of this filing is to add ten new series to the Trust, 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund, 1290 Retirement 2060 Fund and 1290 DoubleLine Dynamic Allocation Fund, each of which will have four classes of shares (Class A, Class C, Class I and Class R).

Pursuant to Rule 485(a) under the 1933 Act, the Post-Effective Amendment will become effective 75 days after filing. This filing does not affect the registration of, or disclosures concerning, any other series of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

Anthony Geron, Esq.

Kiesha Astwood-Smith, Esq.

AXA Equitable Funds Management Group LLC